Income taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income taxes [Abstract]
Summary of Deferred Tax Assets and Liabilities

	December 31,
	2012	2011
	(in thousands)
Net operating losses carry forwards	$28,617	$26,052
Provisions for employee rights and other temporary differences	70	170

Deferred tax assets before valuation allowance	28,687	26,222
Valuation allowance	(28,687)	(26,222)

Deferred tax assets	-	-
Deferred tax liability	-	(425)

Deferred tax assets (liability), net	$-	$(425)

Schedule of Loss before Income Taxes
	Year ended December 31,
	2012	2011	2010
	(in thousands)
Domestic (Israel)	$(22,124)	$(21,539)	$(46,639)
Foreign	12,737	(6,541)	9,945

	$(9,387)	$(28,080)	$(36,694)

Schedule of the Provision (Benefit) for Income Taxes

	Year ended December 31,
	2012	2011	2010
	(in thousands)
Current:
Domestic (Israel)	$-	$-	$5
Foreign	54	348	48

	54	348	53
* Taxes related to prior years Deferred:	167	230	(179)
Deferred taxes, net	-	2,694	(150)

Total provision(benefit) for income taxes	$221	$3,272	$(276)

*	In 2012 and 2011, mainly related to withholdings tax for prior years that cannot be realized due to liquidation of subsidiaries.

Reconciliation of Income Taxes
	December 31,
	2012	2011	2010
	(in thousands)
Loss before income taxes, per consolidated statements of income	$(9,387)	$(28,080)		$(36,694)

Theoretical income tax benefit (25% in 2010 and 24% in 2011 and 25% in 2012)	(2,347)	(6,739)		(9,174)
Decrease in taxes resulting from the following differences:
Carry-forward losses for which the Company provided valuation allowance	2,465	4,729		4,979
Goodwill impairment and realization	-	5,455		3,297
Effect of different tax rates in foreign subsidiaries	(109)	(444)		758
Taxes related to previous years	167	230		(179)
Non-deductible expenses	45	41		43

Income tax expense (benefit) in the consolidated statements of income for the reported year	$221	$3,272	$	(276)

Effective tax rate	-	-		-